Summary of Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Office Business Subsidiaries shares	Dec. 31, 2021 USD ($) shares
Description of Business [Abstract]
Number of banking subsidiaries | Subsidiaries	1
Number of wholly-owned subsidiaries | Subsidiaries	2
Number of stores | Office	23
Industry Segment Information [Abstract]
Number of reported lines of business | Business	2
Loans [Abstract]
Loans held for sale	$ 0	$ 1,682
Concentrations of Credit Risk [Abstract]
% Total Loans	100.00%	100.00%
Due from Banks	$ 30,796
Property, Plant and Equipment [Abstract]
Finance lease	0	$ 0
Goodwill [Abstract]
Goodwill impairment	0	0
Mortgage Servicing Rights [Abstract]
MSR assets	$ 456	$ 480
Earnings Per Share [Abstract]
Number of weighted average common shares outstanding (in shares) | shares	4,769,135	4,780,609
Restrictions on Cash [Abstract]
Restricted cash	$ 30,908	$ 136,379
Minimum [Member]
Property, Plant and Equipment [Abstract]
Operating lease term	4 months
Maximum [Member]
Property, Plant and Equipment [Abstract]
Operating lease term	19 years
Operating lease renewal term	15 years
Equipment Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, useful life	3 years
Equipment Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, useful life	8 years
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, useful life	7 years
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Abstract]
Property, plant and equipment, useful life	39 years
Residential Real Estate Loans [Member]
Concentrations of Credit Risk [Abstract]
% Total Loans	33.56%	33.02%
Commercial Real Estate Loans [Member]
Allowance for Loan Losses [Abstract]
Period of actual loss history experienced	3 years
Concentrations of Credit Risk [Abstract]
% Total Loans	32.63%	33.90%
Consumer Loans [Member]
Allowance for Loan Losses [Abstract]
Period of actual loss history experienced	3 years
Loans maturity period	6 years
Concentrations of Credit Risk [Abstract]
% Total Loans	16.72%	16.05%
Commercial and Industrial Loans [Member]
Allowance for Loan Losses [Abstract]
Period of actual loss history experienced	5 years
Concentrations of Credit Risk [Abstract]
% Total Loans	17.09%	17.03%